Financial Risk Management (Details) - Schedule of Group’s Exposure to Foreign Currency Risk - Currency risk [member] - MYR (RM)	Jun. 30, 2024	Jun. 30, 2023
United States Dollar [Member]
Schedule of Group’s Exposure to Foreign Currency Risk [Abstract]
Trade and other receivables	RM 12,931,625	RM 8,993,253
Cash and bank balances	2,307,804	1,819,907
Trade and other payables	(12,295,728)	(10,063,356)
Net exposure	2,943,701	749,804
Euro [Member]
Schedule of Group’s Exposure to Foreign Currency Risk [Abstract]
Trade and other receivables	1,645,651	1,203,176
Cash and bank balances	518,391	782,968
Trade and other payables	(255,478)	(530,488)
Net exposure	RM 1,908,564	RM 1,455,656